iShares
®
U.S. Oil & Gas Exploration & Production ETF
Schedule of Investments
(unaudited)
June 30, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Oil & Gas Exploration & Production  —  73 .7%
Antero Resources Corp.
(a)
.................... 277,610 $ 6,393,358
APA Corp. .............................. 310,259 10,601,550
California Resources Corp. ................... 70,928 3,212,329
Callon Petroleum Co.
(a) (b)
..................... 51,687 1,812,663
Chesapeake Energy Corp. ................... 107,671 9,009,909
Chord Energy Corp. ........................ 41,773 6,424,687
Civitas Resources, Inc. ...................... 49,330 3,422,022
CNX Resources Corp.
(a) (b)
.................... 166,467 2,949,795
Comstock Resources, Inc. .................... 92,144 1,068,870
ConocoPhillips ........................... 1,057,771 109,595,653
Coterra Energy, Inc. ........................ 761,527 19,266,633
Denbury, Inc.
(a)
........................... 50,548 4,360,270
Devon Energy Corp. ........................ 556,044 26,879,167
Diamondback Energy, Inc. .................... 182,067 23,916,321
Earthstone Energy, Inc. , Class A
(a) (b)
............. 38,469 549,722
EOG Resources, Inc. ....................... 511,254 58,507,908
EQT Corp. .............................. 363,589 14,954,416
Gulfport Energy Corp.
(a)
..................... 10,967 1,152,303
Hess Corp. .............................. 203,020 27,600,569
Kosmos Energy Ltd.
(a) (b)
...................... 462,442 2,770,028
Magnolia Oil & Gas Corp. , Class A .............. 170,140 3,555,926
Marathon Oil Corp. ......................... 620,925 14,293,693
Matador Resources Co. ..................... 113,833 5,955,743
Murphy Oil Corp. .......................... 147,522 5,650,093
Northern Oil and Gas, Inc. .................... 81,408 2,793,923
Ovintiv, Inc. .............................. 245,839 9,359,091
PDC Energy, Inc. .......................... 87,926 6,255,056
Permian Resources Corp. , Class A .............. 236,742 2,594,692
Pioneer Natural Resources Co. ................ 204,321 42,331,225
Range Resources Corp. ..................... 242,584 7,131,970
SM Energy Co. ........................... 121,166 3,832,481
Southwestern Energy Co.
(a)
................... 1,107,190 6,654,212
Talos Energy, Inc.
(a) (b)
....................... 108,734 1,508,141
Tellurian, Inc.
(a) (b)
.......................... 508,036 716,331
Texas Pacific Land Corp. ..................... 6,187 8,145,185
Vital Energy, Inc.
(a)
......................... 18,652 842,138
Vitesse Energy, Inc. ........................ 23,099 517,418
456,585,491
a
Security Shares Value
a
Oil & Gas Refining & Marketing  —  18 .4%
Clean Energy Fuels Corp.
(a) (b)
.................. 177,438 $ 880,092
CVR Energy, Inc. .......................... 29,204 874,952
Delek U.S. Holdings, Inc. .................... 66,187 1,585,179
HF Sinclair Corp. .......................... 129,539 5,778,735
Marathon Petroleum Corp. ................... 370,887 43,245,424
Par Pacific Holdings, Inc.
(a)
................... 56,579 1,505,567
PBF Energy, Inc. , Class A .................... 110,294 4,515,436
Phillips 66 ............................... 275,409 26,268,510
Valero Energy Corp. ........................ 245,155 28,756,681
World Kinect Corp. ......................... 62,313 1,288,633
114,699,209
a
Oil & Gas Storage & Transportation  —  7 .5%
Cheniere Energy, Inc. ....................... 191,615 29,194,461
Targa Resources Corp. ...................... 227,235 17,292,584
46,487,045
a
Total Long-Term  Investments — 99.6%
(Cost: $ 649,124,179 ) ................................ 617,771,745
a
Short-Term Securities
Money Market Funds  —  1 .1%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.31%
(c) (d) (e)
............................ 5,272,904 5,273,959
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.09%
(c) (d)
............................. 1,294,298 1,294,298
a
Total Short-Term Securities — 1.1%
(Cost: $ 6,567,089 ) .................................. 6,568,257
Total Investments — 100.7%
(Cost: $ 655,691,268 ) ................................ 624,340,002
Liabilities in Excess of Other Assets — ( 0 .7 ) % ............... (4,457,995)
Net Assets — 100.0% ................................. $ 619,882,007
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
  Shares Held
at 06/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 4,916,800  $ 357,841
(a)
$ —  $ 277  $ (959) $ 5,273,959  5,272,904  $ 3,285
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . —  1,294,298
(a)
—  —  —  1,294,298  1,294,298  11,248  —
$ 277  $ (959)
$ 6,568,257
$ 14,533  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
U.S. Oil & Gas Exploration & Production ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .......................................................... 23 09/15/23 $ 1,971 $ 34,299
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 617,771,745  $ —  $ —  $ 617,771,745
Short-Term Securities
Money Market Funds ...................................... 6,568,257  —  —  6,568,257
$ 624,340,002  $ —  $ —  $ 624,340,002
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 34,299  $ —  $ —  $ 34,299
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.